Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements of Operations and Comprehensive Loss
Net sales		$ 407
Operating expenses
Selling, general and administrative	5,363	2,598
Research and development	11,199	6,229
Total operating expenses	16,562	8,827
Loss from operations	(16,562)	(8,420)
Interest income	251	150
Loss before income taxes	(16,311)	(8,270)
Income tax benefit	(115)	(670)
Net loss	(16,196)	(7,600)
Basic and diluted loss per share (in dollars per share)	$ (2.98)	$ (2.63)
Weighted average shares outstanding-basic and diluted	5,442	2,885
Other comprehensive income
Foreign currency translation adjustments	137	623
Total comprehensive loss	$ (16,059)	$ (6,977)